GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2022	34,215	5,784	39,999
Changes during 2022:
Translation differences	(225)	(264)	(489)
Balance as of December 31, 2022 (*)	33,990	5,520	39,510

Changes during 2023:
Translation differences	(50)	(60)	(110)
Balance as of December 31, 2023 (*)	33,940	5,460	39,400

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2023, and 2022 was US$ 29.89 million.